Investments - Net Realized Investment Gains (Losses) Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Net realized investment gains (losses) summary
Net realized investment gains (losses)	$ (100)	[1]	$ 595	[1]	$ (10)
Fixed maturities
Net realized investment gains (losses) summary
Net realized investment gains (losses)	(88)		556		5
Mortgage loans
Net realized investment gains (losses) summary
Net realized investment gains (losses)	(1)		57		(10)
Other investments
Net realized investment gains (losses) summary
Net realized investment gains (losses)	$ (11)		$ (18)		$ (5)

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.